Revenue from Contracts with Customers, Other Income and Relevant Contract Assets and Liabilities - Detail Analysis of Contract Costs Recognized as Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Incremental cost of contract establishment [Member]
Statement [Line Items]
Incremental cost of contract establishment	₩ 1,656,711	₩ 1,744,096	₩ 1,726,401
Cost of Contract performance [Member]
Statement [Line Items]
Incremental cost of contract establishment	₩ 70,757	₩ 73,582	₩ 74,843